Goodwill and Intangibles (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	Goodwill	Brands	Computer software	Customer relationships	Others	Total
	€m	€m	€m	€m	€m	€m
Cost
Balance at December 31, 2015	1,676.8	1,688.9	11.0	31.0	0.2	3,407.9
Acquisitions through business combinations	68.8	—	—	—	(0.2)	68.6
Additions	—	—	4.4	—	—	4.4
Transfer from tangible assets (note 12)	—	—	0.6	—	—	0.6
Effect of movements in foreign exchange	—	—	(1.3)	—	—	(1.3)
Balance at December 31, 2016	1,745.6	1,688.9	14.7	31.0	—	3,480.2
Additions	—	—	4.6	—	—	4.6
Effect of movements in foreign exchange	—	—	(1.0)	—	—	(1.0)
Balance at December 31, 2017	1,745.6	1,688.9	18.3	31.0	—	3,483.8

	Goodwill	Brands	Computer software	Customer relationships	Others	Total
	€m	€m	€m	€m	€m	€m
Accumulated amortization and impairment
Balance at December 31, 2015	—	0.1	1.0	0.4	—	1.5
Amortization	—	0.7	4.9	2.2	—	7.8
Effect of movements in foreign exchange	—	—	(1.3)	—	—	(1.3)
Balance at December 31, 2016	—	0.8	4.6	2.6	—	8.0
Amortization	—	0.7	3.6	2.2	—	6.5
Effect of movements in foreign exchange	—	—	(0.7)	—	—	(0.7)
Balance at December 31, 2017	—	1.5	7.5	4.8	—	13.8
Net book value December 31, 2015	1,676.8	1,688.8	10.0	30.6	0.2	3,406.4
Net book value December 31, 2016	1,745.6	1,688.1	10.1	28.4	—	3,472.2
Net book value December 31, 2017	1,745.6	1,687.4	10.8	26.2	—	3,470.0